Non-current Financial Assets at Fair Value Through Other Comprehensive Income - Summary Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income (Detail)
$ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Financial assets at fair value through other comprehensive (loss) income [abstract]
Foreign unlisted stocks	$ 32,159	$ 1,025	$ (17,304)	$ (217,785)